Nationwide Life Insurance Company of America
o Nationwide Provident VA Separate Account 1

Nationwide Life and Annuity Company of America
o Nationwide Provident VA Separate Account A


                 Prospectus supplement dated February 1, 2006 to
                   Prospectus for Market Street VIP/2 Annuity
    Prospectus dated May 1, 2005 for contracts issued through Nationwide Life and Annuity Company of America
                   Prospectus dated May 1, 2002 for contracts
           issued through Nationwide Life Insurance Company of America

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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Effective February 6, 2006, the following Portfolios will change names:

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                              OLD NAME                                                            NEW NAME
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
Scudder Variable Series I - Bond Portfolio: Class A                   DWS Variable Series I - DWS Bond VIP: Class A
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Scudder Variable Series I -Growth and Income Portfolio: Class A       DWS Variable Series I - DWS Growth & Income VIP: Class A
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Scudder Variable Series I - International Portfolio: Class A          DWS Variable Series I - DWS International VIP: Class A
--------------------------------------------------------------------- --------------------------------------------------------------